Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 13,140
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,663
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,077
2024 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,520
2025 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,307
2026 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,026
Thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 4,547